SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Dec. 28, 2025 USD ($) shares shares	Dec. 29, 2024 USD ($) shares shares $ / shares Rate
Number
Number, outstanding, beginning of fiscal year (in shares) | shares	1,573,000	61,000
Granted (in shares) | shares	262,056	1,530,644
Granted for dividends declared (in shares) | shares	1,000	1,000
Settled through the issuance of common shares (in shares) | shares	(7,000)	(20,000)
Forfeited (in shares) | shares	(37,000)
Number, outstanding, end of fiscal year (in shares) | shares	1,792,000	1,573,000
Weighted average fair value per unit
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 22.30	$ 34.69
Granted (in dollars per share) | $	21.91	21.91
Granted for dividends declared (in dollars per share) | $	48.44	40.40
Settled through the issuance of common shares (in dollars per share) | $	36.54	31.38
Forfeited (in dollars per share) | $	21.91
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	22.21	22.30
Weighted average fair value at measurement date, other equity instruments granted | $	$ 5,700,000	$ 33,500,000
Exercise price (in dollars per share) | $ / shares		$ 48.82
Term of risk free interest rate	5 years
Risk-free interest rate | Rate		3.76%
Expected volatility | Rate		31.81%
Expected dividend yield | Rate		1.70%
Amortization period	4 years
Bottom of range
Weighted average fair value per unit
Amortization period		4 years
Top of range
Weighted average fair value per unit
Amortization period		5 years
Four executive officers
Number
Granted (in shares) | shares	84,851	968,068